SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Large Cap Disciplined Equity Fund
Small/Mid Cap Equity Fund

Supplement Dated October 18, 2005
to the Class A Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change to Large Cap Disciplined Equity Fund's Fund Name, Investment Policy and Sub-Advisers

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, effective on September 20, 2005, the name of the Large Cap Disciplined Equity Fund was changed to the Large Cap Diversified Alpha Fund. The Prospectus is hereby amended to reflect the change to the Fund's name.

In addition, at a meeting held on June 23, 2005, the Board of Trustees of SEI Institutional Managed Trust approved a change to the investment policy of the Large Cap Disciplined Equity Fund (the "Fund"). This change will permit two of the Fund's sub-advisers, Bridgewater Associates, Inc. and Smith Breeden Associates, Inc., to take long and short positions in large cap equity securities, invest in derivatives based on large cap indices and hold a portfolio of short duration fixed income securities for the Fund (the "Alpha Transport Investment Strategy"). Accordingly, effective November 4, 2005, the Fund may engage in the Alpha Transport Investment Strategy. The Prospectus is hereby amended and supplemented to reflect this change by deleting the text of the "Investment Strategy" section for the Fund and inserting the following language in its place:

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which sub-advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index), and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the fund in securities outside of the large cap market.

When investing directly in equity securities of large cap companies, such securities may include common stocks, preferred stocks or warrants. Sub-Advisers investing directly in equity securities may employ various strategies to seek to achieve excess returns. For example, certain Sub-Advisers may employ a long-only strategy, while other Sub-Advisers may also employ short sales. Sub-Advisers that engage in short sales may only do so in an amount up to 20% (measured at the time of investment) of the value of the portion of the Fund managed by that Sub-Adviser. When a Sub-Adviser sells securities short, it may use the proceeds from the sale to purchase long positions in additional equity securities. Short strategies may be used for both hedging and non-hedging purposes. The Fund may also invest in exchange-traded funds based on a large cap index.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of large cap equity securities, but which are composed of derivative instruments backed by other types of securities. These portfolio strategies are included in the Fund's principal investment strategy described above. The managers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a large cap benchmark by purchasing derivatives correlated to a broad large cap index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than large cap equities. Pursuant to a derivatives strategy, the Fund may invest in U.S. and foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

  For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (between $535 million and $367.3 billion as of June 30, 2005). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The text of the section entitled "What are the Risks of Investing in the Fund?" is hereby deleted and replaced with the following:

  Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

  Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

  For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark. These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund's benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., large cap equity securities), and the Fund would underperform its benchmark index to the extent that the Fund's investments in other asset classes decline in value.

  Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

  Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

  Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

  ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

  Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

  The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

At a meeting held on June 23, 2005, the Board of Trustees also approved a reduction in the portion of its fees that the Large Cap Disciplined Equity Fund's investment adviser agrees to waive in order to keep the Fund's total operating expenses at a specified level. This change will increase the Fund's actual total operating expenses from 0.85% to 0.95%. The Prospectus is hereby amended and supplemented to reflect this change. Accordingly, in the section entitled "Fund Fees and Expenses" on page 13, the footnote for the "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

  ** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator and/or the Fund's distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Large Cap Disciplined Equity Fund - Class A Shares  0.95%

Lastly, the Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Disciplined Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Barclays Global Fund Advisors under the sub-section "Large Cap Disciplined Equity Fund" is hereby deleted and replaced with the following paragraphs:

  Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. Theodore R. Aronson, CFA, CIC, Managing Principal, Kevin M. Johnson, Ph.D., Principal, Martha E. Ortiz, CFA, CIC, Principal, and Gina Marie N. Moore, CFA, CPA, Principal, serve as portfolio managers of the portion of the Large Cap Disciplined Equity Fund's assets allocated to AJO. Mr. Aronson founded AJO in 1984. Ms. Ortiz, Mr. Johnson and Ms. Moore have been with AJO since 1987, 1993 and 1998, respectively.

  Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at DMC manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to DMC. The team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, Senior Vice President and Chief Investment Officer, had been with Transamerica since 1980 as a principal and Executive Vice President. Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager and Analyst, had been with Transamerica since 1993 as a portfolio manager. Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager and Analyst, had been with Transamerica since 2000 as a principal and portfolio manager. Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager and Analyst, had been with Transamerica since 1998 as a principal and portfolio manager. Patrick G. Fortier, CFA, Vice President and Portfolio Manager, had been with Transamerica since 2000 as a portfolio manager. Christopher M. Ericksen, CFA, Vice President, Portfolio Manager and Analyst, had been with Transamerica since 2004 as a portfolio manager. Before joining Transamerica he was a Vice President at Goldman Sachs.

There are no changes to the other sub-advisers of the Large Cap Disciplined Equity Fund.

Change in Sub-Adviser for Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," under the sub-section "Large Cap Growth Fund," the following paragraph is hereby added:

  Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, Chief Investment Officer, manages the portion of the Large Cap Growth Fund's assets allocated to INTECH. Dr. Fernholz's role is to set policy for the investment strategy and to implement and supervise the optimization process. The team consists of David Hurley, Chief Operating Officer, whose role is to provide daily oversight of the investment process, Dr. Carey Maguire, Senior Investment Officer, whose role is to supervise implementation of the portfolio management and trading process, and Joseph Runnels, Vice President of Portfolio Management, whose role is to implement the day-to-day portfolio management and trading process for client portfolios.

Change in Sub-Adviser for Small/Mid Cap Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small/Mid Cap Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Artisan Partners Limited Partnership under the sub-section "Small/Mid Cap Equity Fund" is hereby deleted.

There are no changes to the other sub-advisers of the Small/Mid Cap Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
High Yield Bond Fund

Supplement Dated October 18, 2005
to the Class A Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change to Core Fixed Income Fund's Investment Strategy and Sub-Advisers

At a meeting held on September 21, 2005, the Board of Trustees of SEI Institutional Managed Trust approved changes to the investment strategy of the Core Fixed Income Fund (the "Fund"). These changes expand the Fund's principal investment strategy to include investments in foreign securities, securities rated below investment grade and allow the Fund the flexibility to engage in certain types of currency transactions. Accordingly, the text of the "Investment Strategy" section for the Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign, including emerging market, corporate and Government fixed income securities, including mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index. The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of December 31, 2004 it was 4.34 years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

In addition, in the section entitled "What are the Risks of Investing in the Fund?" for the Core Fixed Income Fund, the following paragraphs are hereby added:

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities. Active investment in currencies may subject the Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the underlying instruments to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Lastly, the Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to BlackRock Advisors, Inc. under the section "Core Fixed Income Fund" is hereby deleted. In addition, the following paragraphs are hereby added:

Bridgewater Associates, Inc.: Bridgewater Associates, Inc. (Bridgewater), located at 1 Glendinning Place, Westport, Connecticut 06880, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Bridgewater, consisting of Raymond T. Dalio, Robert P. Prince and Greg Jensen, manages the portion of the Core Fixed Income Fund's assets allocated to Bridgewater. Mr. Dalio is President and Chief Investment Officer of Bridgewater and has 32 years of investment experience. Mr. Prince is Co-Chief Investment Officer of Bridgewater and has 24 years of investment experience. Mr. Jensen is Director of Research and Trading at Bridgewater and has 9 years of investment experience. Messrs. Dalio, Prince and Jensen have been with Bridgewater for 30, 19 and 9 years, respectively.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Smith Breeden, led by Tim Rowe, Senior Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to Smith Breeden. Mr. Rowe has been with Smith Breeden for 17 years and has 20 years of investment experience.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western), located at 155 Bishopsgate, London, EC2M 3XG serves as a Sub-Adviser to the Core Fixed Income Fund. Detlev Schlichter, Portfolio Manager, is responsible for the day-to-day management of the portion of the Core Fixed Income Fund's assets allocated to Western and has been employed by Western since December 2001. Prior to that, Mr. Schlichter was the Director of the European Bond Team for Merrill Lynch Investment Managers from 1998 to 2001.

There are no changes to the other sub-advisers of the Core Fixed Income Fund.

Change in Sub-Advisers for High Yield Bond Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the High Yield Bond Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added under the sub-section entitled "High Yield Bond Fund":

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management, Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a Sub-Adviser to the High Yield Bond Fund. Robert Cook, Vice President and Lead Portfolio Manager and Thomas Hauser, Vice President, manage the portion of the High Yield Bond Fund's assets allocated to JPMIM. Prior to joining JPMIM in 2004, Messrs. Cook and Hauser were employed as analysts at 40/86 Advisors.

There are no changes to the other sub-advisers of the High Yield Bond Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Core Fixed Income Fund

Supplement Dated October 18, 2005
to the Class I Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change to Core Fixed Income Fund's Investment Strategy and Sub-Advisers

At a meeting held on September 21, 2005, the Board of Trustees of SEI Institutional Managed Trust approved changes to the investment strategy of the Core Fixed Income Fund (the "Fund"). These changes expand the Fund's principal investment strategy to include investments in foreign securities, securities rated below investment grade and allow the Fund the flexibility to engage in certain types of currency transactions. Accordingly, the text of the "Investment Strategy" section for the Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign, including emerging market, corporate and Government fixed income securities, including mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Brothers Aggregate Bond Index. The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of December 31, 2004 it was 4.34 years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

In addition, in the section entitled "What are the Risks of Investing in the Fund?" for the Core Fixed Income Fund, the following paragraphs are hereby added:

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities. Active investment in currencies may subject the Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the underlying instruments to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Lastly, the Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to BlackRock Advisors, Inc. under the sub-section "Core Fixed Income Fund" is hereby deleted. In addition, the following paragraphs are hereby added:

Bridgewater Associates, Inc.: Bridgewater Associates, Inc. (Bridgewater), located at 1 Glendinning Place, Westport, Connecticut 06880, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Bridgewater, consisting of Raymond T. Dalio, Robert P. Prince and Greg Jensen, manages the portion of the Core Fixed Income Fund's assets allocated to Bridgewater. Mr. Dalio is President and Chief Investment Officer of Bridgewater and has 32 years of investment experience. Mr. Prince is Co-Chief Investment Officer of Bridgewater and has 24 years of investment experience. Mr. Jensen is Director of Research and Trading at Bridgewater and has 9 years of investment experience. Messrs. Dalio, Prince and Jensen have been with Bridgewater for 30, 19 and 9 years, respectively.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Smith Breeden, led by Tim Rowe, Senior Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to Smith Breeden. Mr. Rowe has been with Smith Breeden for 17 years and has 20 years of investment experience.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western), located at 155 Bishopsgate, London, EC2M 3XG serves as a Sub-Adviser to the Core Fixed Income Fund. Detlev Schlichter, Portfolio Manager, is responsible for the day-to-day management of the portion of the Core Fixed Income Fund's assets allocated to Western and has been employed by Western since December 2001. Prior to that, Mr. Schlichter was the Director of the European Bond Team for Merrill Lynch Investment Managers from 1998 to 2001.

There are no changes to the other sub-advisers of the Core Fixed Income Fund.

Change in Sub-Adviser for Large Cap Growth Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," under the sub-section "Large Cap Growth Fund" the following paragraph is hereby added:

Enhanced Investment Technologies, LLC: Enhanced Investment Technologies, LLC (INTECH), located at 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, Chief Investment Officer, manages the portion of the Large Cap Growth Fund's assets allocated to INTECH. Dr. Fernholz's role is to set policy for the investment strategy and to implement and supervise the optimization process. The team consists of David Hurley, Chief Operating Officer, whose role is to provide daily oversight of the investment process, Dr. Carey Maguire, Senior Investment Officer, whose role is to supervise implementation of the portfolio management and trading process, and Joseph Runnels, Vice President of Portfolio Management, whose role is to implement the day-to-day portfolio management and trading process for client portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Growth Fund
Large Cap Disciplined Equity Fund
Small/Mid Cap Equity Fund
Core Fixed Income Fund
High Yield Bond Fund

Supplement dated October 18, 2005
to the Statement of Additional Information ("SAI") Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change to Large Cap Disciplined Equity Fund's Fund Name, Investment Policy and Sub-Advisers

At a meeting held on September 20, 2005, the Board of Trustees of SEI Institutional Managed Trust approved the change of the Large Cap Disciplined Equity Fund's name to the Large Cap Diversified Alpha Fund. Accordingly, effective on September 20, 2005, the name of the Large Cap Disciplined Equity Fund was changed to the Large Cap Diversified Alpha Fund. The SAI is hereby amended to reflect the change to the Fund's name.

In addition, at a meeting held on June 23, 2005, the Board of Trustees of SEI Institutional Managed Trust approved a change to the investment policy of the Large Cap Disciplined Equity Fund (the "Fund"). This change will permit two of the Fund's sub-advisers, Bridgewater Associates, Inc. and Smith Breeden Associates, Inc., to take long and short positions in large cap equity securities, invest in derivatives based on large cap indices and hold a portfolio of short duration fixed income securities for the Fund (the "Alpha Transport Investment Strategy"). Accordingly, effective November 4, 2005, the Fund may engage in the Alpha Transport Investment Strategy. Accordingly, the "Large Cap Disciplined Equity" sub-section on page S-4 of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

LARGE CAP DIVERSIFIED ALPHA FUND-The investment objective of the Large Cap Diversified Alpha Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies composed of derivative instruments correlated to large cap equity securities and backed by other types of securities.

The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies of more than $1 billion. The Fund also may engage in short sales.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors.''

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

Finally, the SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Disciplined Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Barclays Global Fund

Advisors, Aronson+Johnson+Ortiz, LP and Delaware Management Company are hereby deleted and replaced with the following paragraphs:

ARONSON+JOHNSON+ORTIZ, LP-Aronson+Johnson+Ortiz, LP ("AJO") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap, Large Cap Value, Large Cap Diversified Alpha and Managed Volatility Funds. AJO is wholly-owned by its nine limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO.

DELAWARE MANAGEMENT COMPANY-Delaware Management Company ("DMC"), a series of Delaware Management Business Trust, serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth, Tax-Managed Large Cap, Small Cap Growth, Tax-Managed Small Cap, Large Cap Diversified Alpha and Small/Mid Cap Equity Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

Change to Core Fixed Income Fund's Investment Strategy and Sub-Advisers

At a meeting held on September 21, 2005, the Board of Trustees of SEI Institutional Managed Trust approved changes to the investment strategy of the Core Fixed Income Fund (the "Fund"). These changes allow the Fund the flexibility and discretion to invest in reverse repurchase agreements and sale buybacks, as well as expand the Fund's principal investment strategy to include investments in foreign securities and securities rated below investment grade and allow the Fund the flexibility to engage in certain types of currency transactions. Accordingly, the "Core Fixed Income Fund" sub-section in the section entitled "Investment Objectives and Policies" on page S-7 of the SAI is hereby deleted and replaced with the following:

CORE FIXED INCOME FUND-The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and Government fixed income securities, including mortgage-backed securities. U.S. and foreign, including emerging market, fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities or a foreign government, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities, and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities. Such securities may be denominated in either U.S. dollars or foreign currency.

Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans, (vi) Yankee obligations, and (vii) reverse repurchase agreements and sale buybacks. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Sub-Advisers may engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index. The dollar-weighted average duration of the Lehman Brothers Aggregate Bond Index varies significantly over time, but as of December 31, 2004 it was 4.34 years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

In the section titled "Description of Permitted Investments and Risk Factors" on page S-9 of the SAI the sub-sections titled "Forward Foreign Currency Contracts" and "Futures and Options on Futures" are hereby deleted and replaced with the following paragraphs:

FORWARD FOREIGN CURRENCY CONTRACTS-A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency amount at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Funds may use currency instruments to engage in the following types of currency transactions:

Transaction Hedging.  Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging.  A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges.  A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges.  A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

The Core Fixed Income Fund may engage in currency transactions for hedging purposes, as well as to enhance the Fund's returns.

Risks.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by the 1940 Act.

The Core Fixed Income Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of securities. Active investment in currencies may subject the Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

With the exception of the Core Fixed Income and Large Cap Diversified Alpha Funds, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

The Core Fixed Income and Large Cap Diversified Alpha Funds may take long and short positions in foreign currencies in excess of the value of the Funds' assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If either the Core Fixed Income Fund or the Large Cap Diversified Alpha Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

FUTURES AND OPTIONS ON FUTURES-Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. Except for the Core Fixed Income Fund, a Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. The Core Fixed Income Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as well as to enhance the Fund's returns, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

In addition, in the section titled "Description of Permitted Investments and Risk Factors" on page S-9 of the SAI the following paragraph is hereby added:

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS-Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

The SAI is also hereby amended and supplemented to reflect the following change in the portfolio management of the Core Fixed Income Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to BlackRock Advisors, Inc., Bridgewater Associates, Inc. and Smith Breeden Associates, Inc. are hereby deleted and replaced with the following paragraphs:

BRIDGEWATER ASSOCIATES, INC.-Bridgewater Associates, Inc. ("Bridgewater") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund and Core Fixed Income Funds. Bridgewater was founded in 1975 and is 100% employee owned and controlled. Raymond Dalio, President, Chief Investment Officer and founder, Giselle Wagner, Chief Operating Officer, and Robert Prince, Co-Chief Investment Officer, are Bridgewater's principal shareholders and own the majority of the firm.

SMITH BREEDEN ASSOCIATES, INC.-Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity Fund and Core Fixed Income Funds. Smith Breeden has been an independent and employee-owned corporation since its inception in 1982.

Lastly, the sub-section entitled "The Sub-Advisers" under the section entitled "The Advisers and Sub Advisers," the following paragraph is hereby added:

WESTERN ASSET MANAGEMENT COMPANY LIMITED-Western Asset Management Company Limited ("Western") serves as a sub-adviser for a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland.

There are no changes to the other sub-advisers of the Core Fixed Income Fund.

Change in Sub-Advisers for the High Yield Bond Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the High Yield Bond Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added:

J.P. MORGAN INVESTMENT MANAGEMENT INC.-J.P. Morgan Investment Management Inc. ("JPMIM") serves as a sub-adviser for a portion of the assets of the High Yield Bond Fund. JPMIM is wholly-owned by JPMorgan Asset Management Holdings Inc. which is wholly-owned by JPMorgan Chase and Co.

Change in Sub-Advisers for the Large Cap Growth Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Growth Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Enhanced Investment Technologies, LLC is hereby deleted and replaced with the following paragraph:

ENHANCED INVESTMENT TECHNOLOGIES, LLC-Enhanced Investment Technologies, LLC ("INTECH'') serves as a sub-adviser for a portion of the assets of the Large Cap Disciplined Equity and Large Cap Growth Funds. Janus Capital Group Inc. indirectly owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987.

Change in Sub-Advisers for the Small/Mid Cap Equity Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Small/Mid Cap Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Artisan Partners Limited Partnership is hereby deleted and replaced with the following paragraph:

ARTISAN PARTNERS LIMITED PARTNERSHIP-Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser for a portion of the assets of the Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994.

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